Transactions and Balances With Related Parties (Details) - Schedule of Transactions - Related Party [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Share-based compensation included in research and development expenses	$ 17	$ 17	$ 34	$ 34	$ 69	$ 49
Share-based compensation included in general and administrative expenses	12	12	24	24	48	37
Financial expenses	$ 60		$ 135		$ 83